Exceptional items	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Exceptional items
7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company´s financial information. The company considers these items to be significant and accordingly, management has excluded them from their segment measure of performance as noted in Note 5
Segment Reporting
.
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
COVID-19 costs	(54)	(78)
Restructuring	(97)	(60)
Business and asset disposal (including impairment losses)	14	(154)
Acquisition costs business combinations	(6)	(4)
Zenzele Kabili costs	(73)	—
Impairment of goodwill	—	(2 500)

Impact on profit from operations	(217)	(2 796)

COVID-19
costs amount to (54)m US dollar for the
six-month
period ended 30 June 2021 (30 June 2020: (78)m US dollar). These expenses mainly comprise costs related to personal protection equipment for the company’s employees, charitable donations and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for the
six-month
period ended 30 June 2021 total (97)m US dollar (30 June 2020: (60)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev´s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals amount to 14m US dollar for the six-month
period ended 30 June 2021, mainly comprising net gains incurred in relation to disposals completed in the first half of 2021. Business and asset disposals amounted to (154)m US dollar for the six-month
period ended 30 June 2020, mainly comprising impairment of intangible assets classified as assets held for sale as of 30 June 2020 and other intangibles.
In May 2021, the company set up a new broad-based black economic empowerment
(“B-BBEE”)
scheme (the “Zenzele Kabili scheme”) and reported (73)m US dollar in exceptional items mainly representing the IFRS 2 cost related to the grant of shares to qualifying SAB retailers and employees participating to the Zenzele Kabili scheme. For more details, refer to Note 17
Changes in equity and earnings per share
.
In the second quarter of 2020, the company recognized (2 500)m US dollar of goodwill impairment for its South Africa and Rest of Africa cash-generating units – see Note 11
Goodwill
for further details.
On 1 June 2020, the company completed the previously announced sale of CUB to Asahi resulting in a net exceptional gain of    1 919m US dollar reported in discontinued operations. For more details, refer to Note 16
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
The company incurred an exceptional net finance cost of (299)m US dollar for the six-month
period ended 30 June 2021 (30 June 2020: net finance cost of (1 388)m US dollar) – see Note 8
Finance cost and income
.
All the amounts referenced above are before income taxes. The exceptional items for the six-month
period ended 30 June 2021 decreased income taxes by 42m US dollar (30 June 2020: decrease of income taxes by 107m US dollar).
Non-controlling
interest on the exceptional items amounts to 7m US dollar for the six-month
period ended 30 June 2021 (30 June 2020: 46m US dollar).